Schedule of lease cost recognized of balance sheet (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Right-of-use Assets And Lease Liabilities
Right-of-use assets	$ 100,256	$ 136,970	$ 228,450
Current	62,642	85,582	93,000
Non-current	9,731	13,294	98,876
Total lease liabilities	$ 72,373	$ 98,876	$ 191,876